Commitments and Contingencies (Details) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended		2 Months Ended				1 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Mar. 27, 2013 Series B Convertible Preferred Stock	Feb. 19, 2013 Series B Convertible Preferred Stock	Mar. 31, 2012 Series B Convertible Preferred Stock	Sep. 30, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Dec. 31, 2011 Series B Convertible Preferred Stock	Feb. 29, 2012 Sister company of landlord Series B Convertible Preferred Stock
Operating Lease
Number of options available for extension of lease term	2		2
Extended term of operating lease	3 years		3 years
Amount of letter of credit maintained	$ 100,000		$ 100,000
Rent expense	600,000	600,000	800,000	500,000
Deferred rent	141,000		228,000	201,000
Shares of preferred stock issued							12,357,561	0	12,357,561	0	1,092,233
Cash proceeds from issuance	21,192,000	12,556,000			8,400,000	12,700,000	12,700,000				1,100,000
Future minimum rent payments
2013			842,000
2014			702,000
Total future minimum rent payments			$ 1,544,000